Fair Value Measurement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss related to investments, goodwill and acquired intangible assets	$ 0	$ 0	$ 0